Average Annual Total Returns - FidelityAdvisorValueLeadersFund-AMCIPRO - FidelityAdvisorValueLeadersFund-AMCIPRO - Fidelity Advisor Value Leaders Fund	Dec. 30, 2024
Fidelity Advisor Value Leaders Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	0.66%
Past 5 years	7.73%
Past 10 years	6.25%
Fidelity Advisor Value Leaders Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.61%)
Past 5 years	6.88%
Past 10 years	5.54%
Fidelity Advisor Value Leaders Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.20%
Past 5 years	6.01%
Past 10 years	4.92%
Fidelity Advisor Value Leaders Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	5.01%
Past 5 years	8.20%
Past 10 years	6.24%
Fidelity Advisor Value Leaders Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	2.79%
Past 5 years	7.97%
Past 10 years	6.24%
Fidelity Advisor Value Leaders Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	7.08%
Past 5 years	9.32%
Past 10 years	7.17%
RS005
Average Annual Return:
Past 1 year	11.46%
Past 5 years	10.91%
Past 10 years	8.40%
RS001
Average Annual Return:
Past 1 year	26.53%
Past 5 years	15.52%
Past 10 years	11.80%